Related Party Transactions - Narrative (Details) $ in Millions		6 Months Ended
		Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee		0.25
Annual fee cap		0.15
Privately-held Investments	[1]	$ 482.4	$ 533.0
Other investments, at fair value (2)	[2]	213.4	221.3
Asset Management Arrangement | Investment Income
Related Party Transaction [Line Items]
Related party fees		(5.2)		$ (0.6)
Management Consulting Agreement | General, administrative and corporate expenses
Related Party Transaction [Line Items]
Related party fees		(2.5)		(2.5)
Apollo originating partnership | Gain (Loss) on Investments
Related Party Transaction [Line Items]
Related party fees		(0.4)		(0.2)
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable		2.2	2.0
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value (2)		22.9	25.3
Apollo originating partnership | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		42.7	44.8
Other investments, at fair value (2)		12.6	12.7
Apollo originating partnership, class A notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		1.3		0.5
Apollo originating partnership, class A notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		28.6	30.0
Apollo originating partnership, class B notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred		0.7		$ 0.3
Apollo originating partnership, class B notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments		$ 14.0	$ 14.8
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management		1.00%
Fees due to Apollo Management		$ 5.0

[1]	Privately-held investments includes related party investments totaling $42.7 million (December 31, 2022 — $44.8 million).
[2]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)